Pension Plans (Tables) - Pension Plan, Defined Benefit	12 Months Ended
May. 31, 2015
Changes in Benefit Obligations and Plan Assets

The changes in benefit obligations and plan assets, as well as the funded status of our pension plans at May 31, 2015 and

2014, were as follows:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2015	2014	2015	2014
Benefit obligation at beginning of year	$476,590	$402,686	$202,168	$185,993
Service cost	30,359	27,056	4,611	4,375
Interest cost	20,119	18,039	7,184	7,382
Benefits paid	(24,147)	(17,683)	(6,066)	(5,482)
Participant contributions			773	831
Plan amendments				384
Actuarial (gains)/losses	28,166	46,492	7,738	6,348
Acquisitions and transfers	6,378		781
Premiums paid			(128)	(138)
Currency exchange rate changes			(25,675)	2,475

Benefit Obligation at End of Year	$537,465	$476,590	$191,386	$202,168

Fair value of plan assets at beginning of year	$282,113	$241,960	$177,079	$155,056
Actual return on plan assets	11,076	30,547	21,867	17,432
Employer contributions	53,327	27,289	5,601	8,111
Participant contributions			773	831
Benefits paid	(24,147)	(17,683)	(6,066)	(5,482)
Premiums paid			(128)	(138)
Acquisitions and transfers	5,058
Currency exchange rate changes			(22,689)	1,269

Fair Value of Plan Assets at End of Year	$327,427	$282,113	$176,437	$177,079

(Deficit) of plan assets versus benefit obligations at end of year	$(210,038)	$(194,477)	$(14,949)	$(25,089)
Net Amount Recognized	$(210,038)	$(194,477)	$(14,949)	$(25,089)

Accumulated Benefit Obligation	$441,306	$385,492	$179,998	$188,835

Relationship between Plans Benefit Obligations and Assets

The following table summarizes the relationship between our plans’ benefit obligations and assets:

	U.S. Plans
	2015		2014
(In thousands)	Benefit Obligation	Plan Assets	Benefit Obligation	Plan Assets
Plans with projected benefit obligation in excess of plan assets	$536,365	$326,323	$476,590	$282,113
Plans with accumulated benefit obligation in excess of plan assets	440,206	326,323	385,492	282,113
Plans with assets in excess of projected benefit obligation	1,100	1,104	—	—
Plans with assets in excess of accumulated benefit obligation	1,100	1,104	—	—

	Non-U.S. Plans
	2015		2014
(In thousands)	Benefit Obligation	Plan Assets	Benefit Obligation	Plan Assets
Plans with projected benefit obligation in excess of plan assets	$141,149	$124,920	$105,327	$80,011
Plans with accumulated benefit obligation in excess of plan assets	47,242	33,083	103,734	80,011
Plans with assets in excess of projected benefit obligations	50,237	51,517	96,841	97,068
Plans with assets in excess of accumulated benefit obligations	132,756	143,354	85,101	97,068

Amounts in Accumulated Other Comprehensive Income (Loss) that have not yet been Recognized in Net Periodic Pension Cost, but will be Recognized in Consolidated Statements of Income

The following table presents the amounts in accumulated other comprehensive income (loss) as of May 31, 2015 that have not yet been recognized in net periodic pension cost, but will be recognized in our Consolidated Statements of Income during the fiscal year ending May 31, 2016:

(In thousands)	U.S. Plans	Non-U.S. Plans
Net actuarial loss	$(15,624)	$(1,825)
Prior service (costs)	$(234)	$(39)

Weighted-Average Actual and Target Allocation of Plan Assets

The following tables illustrate the weighted-average actual and target allocation of plan assets:

	U.S. Plans
	Target Allocation as of May 31, 2015	Actual Asset Allocation
(Dollars in millions)		2015	2014
Equity securities	55%	$223.2	$193.8
Fixed income securities	25%	95.9	81.5
Cash		8.0	5.9
Other	20%	0.3	0.9

Total assets	100%	$327.4	$282.1

	Non-U.S. Plans
	Target Allocation as of May 31, 2015	Actual Asset Allocation
(Dollars in millions)		2015	2014
Equity securities	42%	$75.7	$84.0
Fixed income securities	51%	68.9	63.9
Cash	1%	0.4	0.5
Property and other	6%	31.4	28.7

Total assets	100%	$176.4	$177.1

Pension Plan Assets Categorized using Fair Value Hierarchy

The following tables present our pension plan assets as categorized using the fair value hierarchy at May 31, 2015 and 2014:

U.S. Plans
(In thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2015
U.S. Treasury and other government	$—	$9,245	$—	$9,245
State and municipal bonds		461		461
Foreign bonds		2,608		2,608
Mortgage-backed securities		11,536		11,536
Corporate bonds		17,894		17,894
Stocks - large cap	36,554			36,554
Stocks - mid cap	14,575			14,575
Stocks - small cap	20,175			20,175
Stocks - international	3,756			3,756
Mutual funds - equity		148,207		148,207
Mutual funds - fixed		54,112		54,112
Cash and cash equivalents	8,019			8,019
Limited partnerships			285	285

Total	$83,079	$244,063	$285	$327,427

Non-U.S. Plans
(In thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2015
Pooled equities	$—	$74,159	$—	$74,159
Pooled fixed income		68,773		68,773
Foreign bonds		195		195
Insurance contracts			31,384	31,384
Mutual funds		1,502		1,502
Cash and cash equivalents	424			424

Total	$424	$144,629	$31,384	$176,437

U.S. Plans
(In thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2014
U.S. Treasury and other government	$—	$11,203	$—	$11,203
State and municipal bonds		456		456
Foreign bonds		1,264		1,264
Mortgage-backed securities		7,255		7,255
Corporate bonds		17,254		17,254
Stocks - large cap	34,442			34,442
Stocks - mid cap	18,183			18,183
Stocks - small cap	12,145			12,145
Stocks - international	2,525			2,525
Mutual funds - equity		126,513		126,513
Mutual funds - fixed		44,094		44,094
Cash and cash equivalents	5,869			5,869
Limited partnerships			910	910

Total	$73,164	$208,039	$910	$282,113

Non-U.S. Plans
(In thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2014
Pooled equities	$—	$82,534	$—	$82,534
Pooled fixed income		63,657		63,657
Foreign bonds		210		210
Insurance contracts			28,658	28,658
Mutual funds		1,448		1,448
Cash and cash equivalents	572			572

Total	$572	$147,849	$28,658	$177,079

Activity that Occurred for Level Three Assets

The following table includes the activity that occurred during the years ended May 31, 2015 and 2014 for our Level 3 assets:

		Actual Return on Plan Assets For:
(In thousands)	Balance at Beginning of Period	Assets Still Held at Reporting Date	Assets Sold During Year	Purchases, Sales and Settlements, net (1)	Balance at End of Period
Year ended May 31, 2015	$29,568	7,659	888	(6,446)	$31,669
Year ended May 31, 2014	44,158	564	47	(15,201)	29,568

(1)	Includes the impact of exchange rate changes during the year.